OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07868
Invesco Van Kampen Advantage Municipal Income Trust II
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices)      (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Van Kampen Advantage Municipal Income Trust II
Quarterly Schedule of Portfolio Holdings
November 30, 2011

VK-CE-AMINC2-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—168.22%
Alabama—1.80%
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS-AGC) (a)(b)	5.00%	06/01/39	$2,375	$2,435,230
Birmingham (City of) Airport Authority; Series 2010, RB (INS-AGM) (a)	5.25%	07/01/30	1,800	1,882,800
Health Care Authority for Baptist Health (The); Series 2009 A, RB (c)(d)	6.13%	05/15/12	1,450	1,478,333
Huntsville (City of) — Redstone Village Special Care Facilities Financing Authority; Series 2007, Retirement Facility RB	5.50%	01/01/43	1,900	1,426,520
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/20	4	—
Selma (City of) Industrial Development Board (Gulf Opportunity Zone); Series 2009 A, RB	6.25%	11/01/33	2,200	2,331,582

				9,554,465

Alaska—0.69%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB	5.50%	10/01/41	3,465	3,668,499

Arizona—4.36%
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB (b)	5.00%	07/01/25	1,875	2,080,988
Series 2008 B, Highway RB (b)	5.00%	07/01/26	2,810	3,091,506
Glendale (City of) Industrial Development Authority (John C. Lincoln Health Network); Series 2005 B, Ref. Hospital RB	5.00%	12/01/37	1,935	1,667,080
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	500	500,845
Series 2010, RB	5.13%	05/15/40	1,250	1,253,375
Maricopa (County of) Industrial Development Authority (Catholic Healthcare West); Series 2009 C, Health Facilities RB (c)(d)	5.00%	07/01/14	2,425	2,630,131
Maricopa County Pollution Control Corp. (Arizona Public Service Co. — Palo Verde); Series 2009 B, Ref. PCR (c)(d)	5.50%	05/01/12	1,325	1,346,677
Navajo County Pollution Control Corp.;
Series 2009 C, PCR (c)(d)	5.50%	06/01/14	675	727,636
Series 2009 E, PCR (c)(d)	5.75%	06/01/16	800	903,128
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/39	690	642,687
Series 2009, Education RB	7.13%	01/01/45	660	618,644
Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (e)	6.55%	12/01/37	2,500	2,487,625
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB (b)	5.00%	01/01/28	2,305	2,516,484
South Campus Group Housing LLC (Arizona State University South Campus); Series 2003, Student Housing RB (INS-NATL) (a)	5.63%	09/01/35	2,685	2,692,733

				23,159,539

Arkansas—0.34%
Arkansas (State of) (College Savings); Series 1996 A, Unlimited Tax CAB GO Bonds (f)(g)	0.00%	06/01/16	1,930	1,817,037
California—20.55%
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements);
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(f)	0.00%	09/01/19	6,000	4,181,580
Series 1997 C, Sub. Lease CAB RB (INS-AGM) (a)(f)	0.00%	09/01/21	7,195	4,379,812
Series 1997 C, Sub. Lease RB (INS-AGM) (a)	6.00%	09/01/16	1,300	1,456,793
Bay Area Governments Association (California Redevelopment Agency Pool); Series 2004 A, Tax Allocation RB (INS-SGI) (a)	5.25%	09/01/35	2,095	1,740,463
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB (b)	5.00%	04/01/39	4,000	4,136,800
Series 2008 F-1, Toll Bridge RB	5.00%	04/01/39	2,715	2,807,853
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (f)	0.00%	08/01/28	$900	$408,510
California (State of) Department of Water Resources (Central Valley);
Series 2008 AE, Water RB (b)	5.00%	12/01/24	850	955,630
Series 2008 AE, Water RB (b)	5.00%	12/01/25	1,075	1,197,604
Series 2008 AE, Water RB (b)	5.00%	12/01/26	1,075	1,189,455
Series 2008 AE, Water RB (b)	5.00%	12/01/27	650	712,400
Series 2008 AE, Water RB (b)	5.00%	12/01/28	1,075	1,170,342
California (State of) Health Facilities Financing Authority (Catholic Health Care West); Series 2009 A, RB	6.00%	07/01/34	1,100	1,187,769
California (State of) Housing Finance Agency;
Series 2008 K, Home Mortgage RB (e)	5.30%	08/01/23	3,550	3,466,788
Series 2008 K, Home Mortgage RB (e)	5.45%	08/01/28	4,100	4,104,223
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (e)	5.13%	11/01/23	3,000	3,082,530
California (State of) Public Works Board (Department of Corrections — State Prisons); Series 1993 A, Ref. Lease RB (INS-AMBAC) (a)	5.00%	12/01/19	4,000	4,349,840
California (State of) Public Works Board (Department of Mental Health — Coalinga State Hospital); Series 2004 A, Lease RB	5.00%	06/01/24	3,750	3,802,575
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/19	1,450	1,679,752
California (State of) Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, Tobacco Settlement Asset-Backed RB	5.25%	06/01/21	2,750	2,535,692
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,300	1,431,612
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	2,100	2,452,527
Daly City Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	430	399,724
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB	5.00%	06/01/36	4,065	4,335,932
Florin (City of) Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	2,000	1,805,780
Foothill/Eastern Transportation Corridor Agency; Series 1999, Ref. Toll Road CAB RB (INS-NATL) (a)(f)	0.00%	01/15/18	5,000	3,510,600
Los Angeles (City of) Department of Water & Power;
Series 2003 A, RB (INS-NATL) (a)	5.13%	07/01/40	2,855	2,887,518
Subseries 2008 A-1, Power System RB (b)	5.25%	07/01/38	3,000	3,189,240
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB (h)	5.50%	03/01/18	165	160,449
Oakland (Port of);
Series 2002 L, RB (d)(e)(g)	5.00%	11/01/12	610	635,480
Series 2002 L, RB (INS-NATL) (a)(e)	5.00%	11/01/32	4,890	4,708,630
Palomar Pomerado Health Care District; Series 2009, COP	6.75%	11/01/39	1,225	1,256,727
Riverside Asset Leasing Corp. (Riverside County Hospital); Series 1997, Leasehold RB (INS-NATL) (a)(f)	0.00%	06/01/21	9,000	5,124,600
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	1,600	1,623,920
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds	5.00%	08/01/36	8,490	9,000,419
San Francisco (City & County of) Airports Commission (San Francisco International Airport);
Second Series 2008 A-4, Ref. RB (c)(d)(e)(g)	6.50%	05/01/12	1,350	1,383,953
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/25	850	886,618
Second Series 2011 F, Ref. RB (e)	5.00%	05/01/26	1,700	1,758,667
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB	5.00%	11/01/36	3,690	3,870,810
Southern California Tobacco Securitization Authority (San Diego County Tobacco Asset Securitization Corp.);
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/37	1,000	697,450
Series 2006 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/46	11,050	7,258,082
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	2,350	2,343,631

				109,268,780

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—2.83%
Colorado (State of) Educational & Cultural Facilities Authority (Pinnacle Charter School, Inc.); Series 2003, Ref. & Improvement Charter School RB (INS-SGI) (a)	5.25%	06/01/23	$1,945	$1,971,899
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB (INS-AGM) (a)(b)	5.00%	09/01/36	5,425	5,479,630
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, RB	5.00%	06/01/35	2,020	1,876,358
Colorado (State of) Health Facilities Authority (Volunteers of America Care); Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/37	1,200	968,280
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.00%	01/15/34	1,200	1,228,272
Series 2010, Private Activity RB	6.50%	01/15/30	1,500	1,603,920
Denver (City & County of); Series 1991 D, Airport System RB (e)	7.75%	11/15/13	510	548,240
Salida (City of) Hospital District; Series 2006, RB	5.25%	10/01/36	1,605	1,364,459

				15,041,058

Connecticut—0.63%
Connecticut (State of) Housing Finance Authority; Subseries 2010 D-2, Housing Mortgage Finance Program RB (e)	5.00%	05/15/31	1,750	1,783,197
Hamden (Town of) (Whitney Center); Series 2009 B, Entrance Fee Principal Redemption RB	6.13%	01/01/14	1,550	1,551,038

				3,334,235

District of Columbia—2.89%
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB	6.38%	10/01/34	2,650	2,872,017
Series 2009, Hospital RB	6.50%	10/01/29	800	882,672
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB (INS-AGM) (a)	5.50%	10/01/41	5,500	5,894,240
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/29	850	913,240
Series 2008 A, Ref. Public Utility Sub. Lien RB (INS-AGC) (a)(b)	5.00%	10/01/34	1,725	1,805,644
Metropolitan Washington Airports Authority; Series 2002 A, Airport System RB (INS-NATL) (a)(e)	5.25%	10/01/32	3,000	3,010,110

				15,377,923

Florida—10.12%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/36	1,000	806,840
Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	1,405	1,254,735
Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.25%	06/01/17	2,420	2,670,155
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (INS-AMBAC) (a)	5.95%	07/01/20	410	418,421
Florida (State of) Department of Transportation;
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/26	1,305	1,406,332
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/27	1,325	1,419,538
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/28	1,440	1,534,492
Series 2008 A, Ref. Turnpike RB (b)	5.00%	07/01/32	2,500	2,621,999
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB (e)	5.13%	06/01/27	1,800	1,922,814
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.38%	10/01/33	1,075	1,092,114
Series 2008 A, RB (INS-AGC) (a)(b)(e)	5.50%	10/01/38	2,425	2,457,180
Hillsborough (County of) Industrial Development Authority (Tampa Electric Co.);
Series 2006, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.00%	03/15/12	800	809,784
Series 2007 B, Ref. PCR (c)(d)	5.15%	09/01/13	900	963,918
Miami-Dade (County of) (Miami International Airport); Series 2002, Aviation RB (INS-AGC) (a)(e)	5.38%	10/01/32	11,500	11,530,360
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB	5.00%	07/01/40	1,000	1,006,550
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital); Series 2010 A, Ref. Hospital RB	6.13%	08/01/42	705	727,398
Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.00%	05/01/24	610	611,592
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)
Ocoee (City of); Series 2003, Ref. & Improvement Water & Sewer System RB (INS-AMBAC) (a)	5.13%	10/01/33	$5,000	$5,006,600
Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.); Series 2005, Ref. Health Care Facilities RB	5.38%	07/01/20	925	867,641
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB	5.88%	11/15/37	1,250	1,227,913
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB (INS-BHAC) (a)(b)	5.50%	10/01/23	2,900	3,464,282
Series 2011, Ref. RB	5.00%	10/01/31	2,805	2,973,693
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS-AMBAC) (a)(c)(d)	5.35%	05/01/18	3,500	3,859,135
Reunion East Community Development District; Series 2005, Special Assessment RB (i)	5.80%	05/01/36	490	240,428
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB (h)	5.25%	10/01/27	500	458,615
Seven Oaks Community Development District II (Pasco County); Series 2004 A, Special Assessment RB	5.88%	05/01/35	1,010	731,826
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/35	900	712,287
Tolomato Community Development District;
Series 2007, Special Assessment RB(i)	6.55%	05/01/27	1,000	571,350
Series 2007, Special Assessment RB(i)	6.65%	05/01/40	840	437,842

				53,805,834

Georgia—4.38%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	400	420,140
Series 2009 B, Tax Allocation RB	6.75%	01/01/20	725	761,504
Series 2009 B, Tax Allocation RB	7.38%	01/01/31	220	231,667
Atlanta (City of);
Series 2004 C, Airport Passenger Facility Charge & Sub. Lien General RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,000	4,075,040
Series 2009 A, Water & Wastewater RB	6.00%	11/01/27	1,350	1,544,980
Series 2009 A, Water & Wastewater RB	6.00%	11/01/28	1,450	1,647,765
Series 2009 A, Water & Wastewater RB	6.00%	11/01/29	1,350	1,524,339
Georgia (State of) Municipal Electric Authority; Series 1993 B, Power RB (g)	5.70%	01/01/19	4,910	6,011,902
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB (b)	5.00%	09/01/29	4,000	4,351,680
Putnam (County of) Development Authority (Georgia Power Co.); First Series 1996, PCR	5.10%	06/01/23	1,700	1,737,349
Richmond (County of) Development Authority (ASU Jaguar Student Housing LLC); Series 2004 A, Student Housing Facilities RB	5.25%	02/01/35	1,000	1,008,590

				23,314,956

Hawaii—2.40%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 1997 A, Special Purpose RB (INS-NATL) (a)(e)	5.65%	10/01/27	10,430	10,475,996
Hawaii (State of); Series 2010 A, Airport System RB	5.00%	07/01/39	2,250	2,297,948

				12,773,944

Idaho—0.84%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/23	850	969,867
Series 2008 A, RB	6.75%	11/01/37	1,100	1,220,538
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	885	801,004
University of Idaho Regents; Series 2011, Ref. General RB (c)(d)	5.25%	04/01/21	1,270	1,468,641

				4,460,050

Illinois—22.13%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/23	1,450	1,280,843
Bolingbrook (Village of),
Series 1999 B, Unlimted Tax CAB GO Bonds (INS-NATL) (a)(f)	0.00%	01/01/32	1,365	390,772
Series 1999 C, Ref. Unlimted Tax GO CAB Bonds (INS-NATL) (a)(f)	0.00%	01/01/29	1,710	608,965
Bourbonnais (Village of) (Olivet Nazarene University); Series 2010, Industrial Project RB	5.50%	11/01/40	800	794,232
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Chicago (City of) (O’Hare International Airport);
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/24	$2,695	$2,854,598
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)	5.25%	01/01/24	4,505	4,771,786
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/25	6,350	6,674,358
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)	5.25%	01/01/25	10,650	11,194,002
Series 2005 A, General Airport Third Lien RB (INS-AGC) (a)(b)	5.25%	01/01/26	1,290	1,350,437
Series 2008 A, General Airport Third Lien RB (INS-AGM) (a)(b)	5.00%	01/01/33	4,400	4,507,580
Chicago (City of) Board of Education;
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	12/01/27	4,425	4,517,969
Series 2008 C, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	12/01/27	3,850	3,930,888
Series 2011 A, Unlimited Tax GO Bonds	5.00%	12/01/41	1,350	1,352,632
Chicago (City of) Transit Authority; Series 2011, Sales Tax Receipts RB	5.25%	12/01/36	4,185	4,358,552
Chicago (City of);
Series 2008 A, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.25%	01/01/25	2,700	2,855,952
Series 2011, Tax Incremental Allocation COP	7.13%	05/01/21	1,120	1,171,150
Series 2011 A, Sales Tax RB	5.25%	01/01/38	2,785	2,953,910
Cook County School District No. 100 (Berwyn South); Series 2004 D, Ref. Unlimited Tax GO Bonds (INS-AGM) (a)	5.50%	12/01/23	3,345	3,705,725
Granite City (City of) (Waste Management, Inc.); Series 2002, Solid Waste Disposal RB (c)(d)(e)	3.50%	05/01/13	950	977,189
Illinois (State of) (Illinois Fund for Infrastructure, Roads, Schools & Transit); Series 2002, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	04/01/27	3,400	3,407,038
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007 A, Ref. RB	5.75%	05/15/26	1,200	1,162,224
Illinois (State of) Finance Authority (Community Rehab Providers Facilities Acquisition Program); Series 2000 A, RB (g)	7.38%	07/01/25	760	699,230
Illinois (State of) Finance Authority (Evangelical Hospital);
Series 1992 A, Ref. Health Facilities RB (g)	6.75%	04/15/17	1,485	1,754,943
Series 1992 C, Health Facilities RB (INS-AGM) (a)	6.75%	04/15/17	825	974,969
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB	5.50%	10/01/22	1,325	1,411,774
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB (b)	5.38%	08/15/24	2,400	2,673,288
Series 2009 A, RB (b)	5.75%	08/15/30	1,700	1,842,171
Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 D-2, TEMPS-65sm RB	7.00%	11/15/15	1,900	1,873,609
Illinois (State of) Finance Authority (Resurrection Health Care); Series 1999 A, RB (INS-AGM) (a)	5.50%	05/15/24	2,000	2,075,440
Illinois (State of) Finance Authority (Riverside Health System); Series 2009, RB	6.25%	11/15/35	1,400	1,480,290
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/37	1,000	968,070
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB	7.25%	11/01/38	2,140	2,357,510
Illinois (State of) Finance Authority (Sherman Health Systems); Series 2007 A, RB	5.50%	08/01/37	3,000	2,840,160
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. Sales Tax RB	6.00%	08/15/38	1,625	1,649,521
Illinois (State of) Finance Authority (The Children’s Memorial Hospital); Series 1993, Health Facilities RB (INS-NATL) (a)	6.25%	08/15/13	1,190	1,238,707
Illinois (State of) Finance Authority (University of Chicago Medical Center); Series 2011 C, RB	5.50%	08/15/41	2,595	2,721,818
Illinois (State of) Finance Authority (Waste Management Inc.); Series 2005 A, Solid Waste Disposal RB (e)	5.05%	08/01/29	1,335	1,305,897
Northern Illinois University (Hoffman Estates Education Center); Series 1993, COP (INS-AGM) (a)	5.40%	09/01/16	1,510	1,616,968
Peoria (County of); Series 2011, Unlimited Tax GO Bonds	5.00%	12/15/41	3,425	3,465,929
Peoria, Moline & Freeport (Cities of); Series 1995 A, Collateralized Single Family Mortgage RB (CEP-GNMA) (e)	7.60%	04/01/27	75	76,146
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	3,625	3,872,443
Regional Transportation Authority; Series 1994 A, RB (INS-AMBAC) (a)	8.00%	06/01/17	5,000	6,172,000
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (e)	7.00%	12/01/42	565	503,505
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
Will County Elementary School District No. 122; Series 2001 B, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	11/01/20	$9,260	$9,288,336

				117,683,526

Indiana—2.90%
Crown Point (City of) (Wittenberg Village); Series 2009 C-1, TEMPS-80sm Economic Development RB	7.25%	11/15/14	470	470,080
Indiana (State of) Finance Authority (Ascension Health Senior Credit); Series 2006 B-6, RB (b)	5.00%	11/15/36	4,600	4,681,696
Indiana (State of) Finance Authority (CWA Authority, Inc.); Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/31	2,550	2,697,390
Indiana (State of) Finance Authority (Indianapolis Power & Light Co.); Series 2009 A, Ref. Environmental Facilities RB	4.90%	01/01/16	1,775	1,939,099
Indiana (State of) Health Facility Financing Authority (Columbus Regional Hospital); Series 1993, Ref. RB (INS-AGM) (a)	7.00%	08/15/15	1,885	2,069,089
Southwest Parke Community School Building Corp.; Series 2004, First Mortgage RB (INS-NATL) (a)	5.25%	07/15/21	2,850	3,115,933
Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (h)	5.75%	09/01/42	500	424,725

				15,398,012

Iowa—0.25%
Pottawattamie (County of) (Christian Homes Inc.); Series 2007 E, Ref. RB	5.75%	05/15/26	1,400	1,355,928

Kansas—1.28%
Kansas (State of) Development Finance Authority (Adventist Health); Series 2009, Hospital RB	5.75%	11/15/38	2,800	3,028,984
Kansas (State of) Development Finance Authority (The State of Kansas); Series 2002 N, RB (d)(g)	5.25%	10/01/12	3,615	3,766,035

				6,795,019

Kentucky—2.44%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Subseries 2008 A-1, RB (INS-AGC) (a)	5.75%	12/01/28	1,700	1,820,139
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB	6.38%	06/01/40	1,350	1,415,826
Series 2010 A, Hospital RB	6.50%	03/01/45	1,700	1,794,741
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/24	1,810	2,017,715
Series 2009, Ref. RB (INS-AGC) (a)	5.25%	02/01/25	2,035	2,247,027
Louisville-Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2006, Health System RB	5.25%	10/01/36	3,180	3,138,501
Mount Sterling (City of) (Kentucky League of Cities Funding Trust Lease Program); Series 1993 B, RB	6.10%	03/01/18	500	555,705

				12,989,654

Louisiana—5.44%
Lafayette (City of); Series 2004, Utilities RB (INS-NATL) (a)	5.25%	11/01/21	5,000	5,463,000
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Parking Facilities Corp. Garage); Series 2001 A, RB (INS-AMBAC) (a)	5.38%	10/01/31	2,495	2,419,352
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Southeastern Student Housing); Series 2004 A, RB (INS-NATL) (a)	5.25%	08/01/24	5,970	6,134,115
Louisiana (State of) Public Facilities Authority (Entergy Louisiana LLC); Series 2010, RB	5.00%	06/01/30	1,250	1,274,263
Louisiana State Citizens Property Insurance Corp.; Series 2009 C-2, Assessment RB (INS-AGC) (a)	6.75%	06/01/26	2,250	2,587,342
New Orleans (City of); Series 2002, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.13%	09/01/21	6,000	6,149,640
Rapides Finance Authority (Cleco Power LLC); Series 2007, RB (c)(d)(e)	5.25%	03/01/13	2,100	2,171,505
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Louisiana—(continued)
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/37	$2,775	$2,734,207

				28,933,424

Maryland—2.40%
Maryland (State of) Health & Higher Educational Facilities Authority (Maryland Institute College of Art); Series 2006, RB	5.00%	06/01/40	770	736,228
Maryland (State of) Health & Higher Educational Facilities Authority (Mercy Medical Center); Series 2007 A, RB	5.50%	07/01/42	940	888,883
Maryland (State of) Transportation Authority (Baltimore/Washington International Airport); Series 2002 B, Airport Parking RB (INS-AMBAC) (a)(e)	5.13%	03/01/24	4,000	4,050,720
Maryland Economic Development Corp. (Aviation Administration Facilities); Series 2003, Lease RB (INS-AGM) (a)(e)	5.38%	06/01/20	5,000	5,235,500
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/35	1,095	1,099,303
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/25	775	771,179

				12,781,813

Massachusetts—3.35%
Massachusetts (State of) Bay Transportation Authority; Series 1994 A, Ref. General Transportation Systems RB	6.25%	03/01/12	1,200	1,218,060
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/35	1,005	1,064,194
Massachusetts (State of) Development Finance Agency (Covenant Health Care Systems); Series 2002, RB	6.00%	07/01/31	1,380	1,394,380
Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc.);
Series 2011 A-1, RB	6.25%	11/15/39	317	229,857
Series 2011 A-2, RB	5.50%	11/15/46	17	10,249
Series 2011 B, RB(f)	0.00%	11/15/56	84	413
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	7.25%	01/01/32	900	999,495
Massachusetts (State of) Development Finance Agency; Series 2009 B-2, Senior Living Facility RB	6.25%	06/01/14	720	719,906
Massachusetts (State of) Industrial Finance Agency (American Hingham);
Series 1995, Water Treatment RB (e)	6.90%	12/01/29	925	925,296
Series 1995, Water Treatment RB (e)	6.95%	12/01/35	925	925,120
Massachusetts (State of) School Building Authority; Series 2007 A, Dedicated Sales Tax RB (INS-AMBAC) (a)(b)	4.50%	08/15/35	6,590	6,650,694
Massachusetts (State of) Water Resources Authority; Series 2011 C, Ref. General RB	5.00%	08/01/30	1,500	1,650,180
Massachusetts Municipal Wholesale Electric Co. (No. 6); Series 2001 A, Water Supply System RB (INS-NATL) (a)	5.25%	07/01/16	2,000	2,025,280

				17,813,124

Michigan—2.42%
Detroit (City of);
Series 2001 C-1, Ref. Sr. Lien Sewage Disposal System RB (INS-AGM) (a)	7.00%	07/01/27	2,450	2,875,075
Series 2003 C, Water Supply Systems RB (INS-NATL) (a)	5.25%	07/01/19	2,790	2,861,563
Kent (County of) Hospital Finance Authority (Spectrum Health System);
Series 2008 A, RB (c)(d)	5.25%	01/15/14	1,000	1,086,270
Series 2008 A, RB (c)(d)	5.50%	01/15/15	500	563,720
Taylor (City of) Building Authority; Series 2000, RB (INS-AMBAC) (a)	6.00%	03/01/13	2,285	2,359,400
Troy Downtown Development Authority; Series 2001, Ref. Development Tax Allocation RB (INS-NATL) (a)	5.50%	11/01/15	3,090	3,100,939

				12,846,967

Minnesota—0.89%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Healthcare System RB	6.38%	11/15/23	2,050	2,330,214
Series 2008 A, Healthcare System RB	6.63%	11/15/28	1,350	1,502,267
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Minnesota—(continued)
St. Paul (City of) Housing & Redevelopment Authority (Health Partners Obligated Group); Series 2006, Health Care Facilities RB	5.25%	05/15/36	$900	$883,566

				4,716,047

Mississippi—0.35%
Mississippi (State of) Development Bank (Limited Obligation Hospital Improvement); Series 2002, Special Obligation RB (INS-NATL) (a)	5.25%	07/01/32	1,845	1,863,487

Missouri—3.29%
Cape Girardeau (County of) Industrial Development Authority (Southeast Missouri Hospital Association); Series 2002, Health Facilities RB	5.63%	06/01/27	325	325,094
Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	1,700	1,559,240
Cole (County of) Industrial Development Authority (Lutheran Senior Services-Heisinger); Series 2004, Senior Living Facilities RB	5.50%	02/01/35	625	599,294
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/28	1,670	1,810,831
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 C-1, TEMPS-75sm Retirement Community RB	7.50%	11/15/16	1,800	1,815,228
Maryland Heights (City of) (South Heights Redevelopment); Series 2007 A, Ref. Tax Increment Allocation RB	5.50%	09/01/18	725	713,313
Missouri (State of) Development Finance Board (Crackerneck Creek); Series 2005 C, Infrastructure Facilities Tax Allocation RB	5.00%	03/01/26	2,500	2,533,000
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/42	1,100	1,033,087
Missouri (State of) Joint Municipal Electric Utility Commission (Plum Point); Series 2006, Power Project RB (INS-NATL) (a)	5.00%	01/01/27	4,625	4,676,708
St. Louis (City of) Industrial Development Authority (Loughborough Commons Redevelopment); Series 2007, Ref. Community Improvement District Tax Increment Allocation RB	5.75%	11/01/27	700	656,271
St. Louis (County of); Series 1993 H, Ctfs. of Receipt (e)(g)	5.40%	07/01/18	1,500	1,797,855

				17,519,921

Nebraska—1.00%
Omaha (City of) Public Power District; Series 2006 A, Electric System RB (b)	5.00%	02/01/34	5,235	5,340,852

Nevada—2.82%
Clark (County of) (Alexander Dawson School); Series 2003, Economic Development RB	5.38%	05/15/33	2,000	2,017,500
Clark (County of) (Southwest Gas Corp.); Series 2004 A, IDR (INS-AMBAC) (a)(e)	5.25%	07/01/34	7,000	6,720,700
Las Vegas Valley Water District; Series 2003 B, Ref. Limited Tax GO Bonds (d)(g)	5.00%	12/01/12	4,375	4,582,331
Reno (City of) (Renown Regional Medical Center); Series 2007 A, Hospital RB	5.25%	06/01/37	1,750	1,684,585

				15,005,116

New Hampshire—0.68%
New Hampshire (State of) Business Finance Authority (Pennichuck Water Works, Inc.); Series 1997, Water Facility RB (INS-AMBAC) (a)(e)	6.30%	05/01/22	800	801,504
New Hampshire (State of) Business Finance Authority (The United Illuminating Co.);
Series 2009, PCR (c)(d)(e)	7.13%	02/01/12	800	807,888
Series 2009 A, Ref. PCR (c)(d)(e)	6.88%	02/01/12	570	575,369
New Hampshire (State of) Health & Education Facilities Authority (Covenant Health Systems Obligated Group); Series 2004, Healthcare System RB	5.50%	07/01/34	1,400	1,406,440

				3,591,201

New Jersey—5.24%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	1,800	1,837,998
New Jersey (State of) Economic Development Authority; Series 2004 A, Motor Vehicle RB (INS-BHAC) (a)(b)	5.25%	07/01/26	6,625	8,020,821
New Jersey (State of) Health Care Facilities Financing Authority (The General Hospital Center at Passaic, Inc.); Series 1994, RB (g)	6.75%	07/01/19	2,500	3,148,600
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
New Jersey (State of) Housing & Mortgage Finance Agency; Series 2008 X, SFH RB (e)	5.10%	10/01/23	$4,000	$4,095,960
Salem (County of) Pollution Control Financing Authority (Public Service Electric & Gas Co.); Series 1994, PCR (INS-NATL) (a)(e)	5.45%	02/01/32	10,750	10,751,182

				27,854,561

New Mexico—1.05%
Farmington (City of) (Public Service Co. of New Mexico San Juan); Series 2010 C, Ref. PCR	5.90%	06/01/40	2,275	2,317,588
Jicarilla Apache Nation; Series 2003 A, RB (h)	5.00%	09/01/18	1,500	1,578,780
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008 A, Hospital RB (b)	6.38%	08/01/32	1,500	1,676,400

				5,572,768

New York—9.26%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB	6.25%	07/15/40	1,480	1,541,509
Series 2009, PILOT RB	6.38%	07/15/43	620	643,312
Metropolitan Transportation Authority;
Series 2002 A, Ref. RB (INS-NATL) (a)	5.25%	11/15/31	7,000	7,211,400
Series 2009 B, Dedicated Tax RB	5.25%	11/15/29	2,000	2,182,460
New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 B, Liberty RB	6.75%	03/01/15	2,000	2,004,960
New York (City of) Municipal Water Finance Authority;
Series 2005 D, Water & Sewer System RB (b)	5.00%	06/15/38	5,000	5,176,200
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/31	3,000	3,243,390
New York (City of); Subseries 2008 I-1, Unlimited Tax GO Bonds (b)	5.00%	02/01/26	5,440	5,937,597
New York (State of) Dormitory Authority; Series 2011 A, General Purpose State Personal Income Tax RB	5.00%	03/15/30	2,505	2,747,183
New York (State of) Mortgage Agency; Series 2007 145, Homeowner Mortgage RB (e)	5.13%	10/01/37	1,000	1,006,890
New York (State of) Thruway Authority (Second General Highway & Bridge Trust Fund); Series 2011 A-1, RB	5.00%	04/01/29	4,140	4,548,701
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/26	2,000	2,213,060
Series 2009 A, Personal Income Tax RB (b)	5.00%	03/15/27	2,250	2,470,140
New York Urban Development Corp.; Series 1995, Ref. RB	5.70%	04/01/20	5,000	5,975,900
Port Authority of New York & New Jersey (JFK International Air Terminal, LLC); Series 2010, Special Obligation RB	6.00%	12/01/36	2,250	2,353,905

				49,256,607

North Carolina—0.13%
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB	5.75%	10/01/37	795	672,793

North Dakota—0.19%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/40	1,000	1,031,810

Ohio—6.60%
Dayton (City of) (James M. Cox Dayton); Series 2003 C, Ref. Airport RB (INS-Radian) (a)(e)	5.25%	12/01/27	1,000	1,006,980
Franklin (County of) (OhioHealth Corp.); Series 2011 A, Hospital Facilities RB	5.00%	11/15/36	2,685	2,717,515
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011, Hospital RB	6.25%	12/01/34	875	936,766
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	04/01/24	3,600	3,836,772
Series 2006 A, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	3,325	3,545,148
Series 2006 B, Hospital Facilities RB (INS-AGM) (a)(b)	5.00%	02/01/24	3,350	3,571,904
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB (INS-AGM) (a)(b)	5.00%	10/01/41	1,625	1,632,443
Montgomery (County of) (Miami Valley Hospital);
Series 2009 A, RB	6.00%	11/15/28	1,740	1,828,966
Series 2009 A, RB	6.25%	11/15/39	1,100	1,151,029
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Ohio—(continued)
Ohio (State of) Air Quality Development Authority (Dayton Power); Series 2006, RB (INS-BHAC) (a)(b)(e)	4.80%	09/01/36	$5,000	$4,941,800
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	2,800	3,144,064
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	1,720	1,736,564
Ohio (State of) Higher Educational Facility Commission (University Hospitals Health System, Inc.); Series 2009 A, RB	6.75%	01/15/39	2,250	2,344,950
Ohio (State of) Housing Finance Agency (Mortgage-Backed Securities Program); Series 2008 F, Residential Mortgage RB (CEP-GNMA) (b)	5.50%	09/01/39	1,480	1,545,016
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (c)(d)	5.88%	06/01/16	1,050	1,176,452

				35,116,369

Oregon—0.48%
Oregon (State of) Department of Administrative Services; Series 2002 C, Ref. COP (INS-NATL) (a)	5.25%	11/01/18	2,500	2,547,875

Pennsylvania—0.86%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/35	1,100	1,139,534
Pennsylvania (State of) Turnpike Commission;
Series 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/28	2,500	2,153,050
Series 2010 B-2, Sub. Conv. CAB RB (f)	0.00%	12/01/34	1,550	1,299,071

				4,591,655

Puerto Rico—2.48%
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 CCC, RB	5.25%	07/01/27	2,300	2,400,809
Series 2010 XX, RB	5.25%	07/01/40	2,300	2,308,556
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 A, RB	5.38%	08/01/39	1,750	1,804,687
First Subseries 2010 A, RB	5.50%	08/01/42	2,500	2,609,200
First Subseries 2010 C, RB	5.25%	08/01/41	4,000	4,084,880

				13,208,132

South Carolina—6.58%
Charleston Educational Excellence Finance Corp. (Charleston County School District);
Series 2005, RB	5.25%	12/01/25	3,125	3,373,281
Series 2005, RB	5.25%	12/01/26	9,375	10,060,312
Greenville (City of);
Series 2002, Ref. Parking Facility Improvements Tax Increment Allocation RB (d)(g)	5.25%	04/01/12	2,945	3,024,515
Series 2002, Ref. Parking Facility Improvements Tax Increment Allocation RB (INS- NATL) (a)	5.25%	04/01/21	170	173,861
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health); Series 2009 B, Ref. & Improvement Hospital RB (INS-AGC) (a)	5.50%	02/01/38	1,000	1,034,920
South Carolina (State of) Jobs-Economic Development Authority (Electric & Gas Co.);
Series 2002 A, IDR (INS-AMBAC) (a)	5.20%	11/01/27	6,500	6,679,010
Series 2002 B, IDR (INS-AMBAC) (a)(e)	5.45%	11/01/32	3,750	3,756,637
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2003 A, Ref. Hospital Facilities RB	6.25%	08/01/31	2,200	2,231,900
South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (i)	6.00%	11/15/42	750	296,243
South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	1,100	844,987
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB	5.00%	01/01/33	3,300	3,541,428

				35,017,094

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Tennessee—4.20%
Chattanooga (City of) Health, Educational & Housing Facility Board (Community Development Financial Institution Phase I LLC);
Series 2005 A, Ref. Sr. RB	5.00%	10/01/25	$2,130	$2,049,550
Series 2005 A, Ref. Sr. RB	5.13%	10/01/35	2,595	2,326,963
Elizabethton (City of) Health & Educational Facilities Board; Series 2000 B, Ref. & Improvement First Mortgage Hospital RB (d)(g)	8.00%	07/01/12	1,270	1,352,944
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance);
Series 2000 A, Ref. First Mortgage Hospital CAB RB (INS-NATL) (a)(f)	0.00%	07/01/26	12,525	5,321,747
Series 2000 A, Ref. First Mortgage Hospital RB (d)(g)	7.50%	07/01/12	4,800	5,100,144
Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/36	2,975	2,929,512
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, RB (INS-AGM) (a)(b)	5.25%	09/01/27	3,100	3,278,033

				22,358,893

Texas—18.74%
AllianceAirport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (e)	4.85%	04/01/21	1,750	1,830,010
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/18	1,400	1,601,852
Series 2009, Ref. & Improvement RB (INS-AGC) (a)	5.00%	08/15/19	1,600	1,832,560
Dallas (City of) Flood Control District No. 1; Series 2002, Ref. Unlimited Tax GO Bonds	6.75%	04/01/16	750	782,505
Dallas-Fort Worth International Airport Facilities Improvement Corp.;
Series 2001 A, Ref. & Improvement RB (INS-BHAC) (a)(e)	5.50%	11/01/31	6,505	6,509,163
Series 2002 C, Joint RB (INS-NATL) (a)(e)	5.75%	11/01/18	655	657,345
Series 2002 C, Joint RB (INS-NATL) (a)(e)	6.00%	11/01/23	1,270	1,274,813
El Paso (County of) Hospital District; Series 2008 A, Limited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	08/15/37	5,850	6,046,443
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales and Use Tax RB	5.00%	11/01/41	2,000	2,117,820
Harris (County of); Series 2009 A, Sr. Lien Toll Road RB (b)	5.00%	08/15/25	4,350	4,816,494
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. Hospital RB	7.25%	12/01/35	925	1,040,597
Harris County Industrial Development Corp. (Deer Park Refining L.P.); Series 2006, Solid Waste Disposal RB	5.00%	02/01/23	1,100	1,180,146
Houston (City of);
Series 2000 A, Sub. Lien Airport System RB (INS-AGM) (a)(e)	5.63%	07/01/30	750	750,345
Series 2007 A, Ref. First Lien Combined Utility System RB (INS-AGM) (a)(b)	5.00%	11/15/36	9,425	9,770,898
Series 2011 D, First Lien Combined Utility System RB	5.00%	11/15/33	3,150	3,344,072
Judson Independent School District (School Building); Series 2008, Unlimited Tax GO Bonds (INS-AGC) (a)(b)	5.00%	02/01/37	3,700	3,791,982
Lower Colorado River Authority (LCRA Transmission Corp.); Series 2011 A, Ref. RB	5.00%	05/15/41	1,500	1,527,705
Lower Colorado River Authority; Series 2010 A, Ref. RB	5.00%	05/15/40	1,750	1,801,643
Matagorda (County of) Navigation District No. 1 (Houston Lighting & Power Co.); Series 1997, Ref. RB (INS-AMBAC) (a)(e)	5.13%	11/01/28	5,000	5,248,900
Mission Economic Development Corp. (Waste Management, Inc.); Series 2008, Solid Waste Disposal RB (c)(d)(e)	6.00%	08/01/13	1,000	1,066,810
North Texas Tollway Authority;
Series 2008 B, Ref. First Tier System RB	5.63%	01/01/28	1,000	1,078,850
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/26	1,000	1,111,330
Series 2008 B, Ref. First Tier System RB	6.00%	01/01/27	1,250	1,381,325
Series 2008 F, Ref. Second Tier System RB	5.75%	01/01/33	3,200	3,352,640
Series 2008 L-2, Ref. First Tier System RB (c)(d)	6.00%	01/01/13	1,750	1,846,530
Series 2011 A, Special Projects System RB	5.50%	09/01/36	3,180	3,453,417
Stafford Economic Development Corp.;
Series 2000, RB (INS-NATL) (a)	5.50%	09/01/30	3,960	4,108,183
Series 2000, RB (INS-NATL) (a)	6.00%	09/01/19	1,990	2,272,620
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/27	1,000	954,100
Series 2007, Retirement Facility RB	5.75%	11/15/37	585	535,766
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.); Series 2007, Retirement Facility RB	5.25%	11/15/37	$7,000	$6,544,230
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/25	500	436,680
Series 2009 B-2, Retirement Facility RB	6.50%	02/15/14	1,300	1,300,117
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health); Series 2008 A, Ref. RB (INS-AGC) (a)	6.25%	07/01/28	3,600	3,938,508
Texas (State of) (Transportation Commission — Mobility Fund); Series 2008, Unlimited Tax GO Bonds (b)	5.00%	04/01/28	6,450	7,039,272
Texas (State of) Private Activity Bond Surface Transportation Corp. (North Transit Express Mobility); Series 2009, Sr. Lien RB	6.88%	12/31/39	1,675	1,794,243
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System); Series 2007 A, Ref. & Improvement Hospital RB	5.38%	11/01/37	1,700	1,534,301

				99,674,215

Utah—0.94%
Intermountain Power Agency; Series 1993 A, Ref. Power Supply CAB RB (f)(g)	0.00%	07/01/17	4,950	4,225,766
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, RB	5.80%	06/15/38	875	766,176

				4,991,942

Virgin Islands—0.38%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien Working Capital RB	5.00%	10/01/25	1,975	2,013,730

Virginia—0.94%
Richmond (City of) Industrial Development Authority; Series 2001, Government Facilities RB (INS-AMBAC) (a)	5.00%	07/15/17	1,465	1,602,476
Tobacco Settlement Financing Corp.; Series 2005, Asset-Backed RB (g)	5.50%	06/01/26	1,520	1,679,721
White Oak Village Shops Community Development Authority; Series 2007, Special Assessment RB	5.30%	03/01/17	1,637	1,696,767

				4,978,964

Washington—2.86%
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB (e)	5.50%	07/01/25	1,675	1,885,447
Kalispel Tribe of Indians; Series 2008, Priority District RB	6.63%	01/01/28	1,500	1,271,565
Spokane (City of) Public Facilities District; Series 2003, Hotel, Motel & Sales Use Tax RB (INS-NATL) (a)	5.25%	09/01/33	3,000	3,042,930
Washington (State of) (SR 520 Corridor Program — Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Tax Unlimited Tax GO Bonds	5.00%	06/01/33	2,700	2,897,343
Series 2011 C, Motor Vehicle Fuel Tax Unlimited Tax GO Bonds	5.00%	06/01/41	645	683,274
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB	5.00%	02/01/41	2,550	2,543,982
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB	6.25%	11/15/41	1,125	1,203,233
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB (h)	6.00%	01/01/27	1,720	1,670,103

				15,197,877

West Virginia—1.34%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB (e)	5.50%	10/15/37	2,500	2,452,475
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/20	1,100	1,094,687
Series 2008, RB	6.25%	10/01/23	1,270	1,263,053
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

West Virginia—(continued)
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/34	$1,160	$1,201,412
Series 2009 C, Ref. & Improvement RB	5.50%	06/01/39	1,065	1,093,617

				7,105,244

Wisconsin—1.68%
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB (e)	5.38%	11/01/21	500	522,230
Series 2007 B, Collateralized Utility RB (e)	5.75%	11/01/37	460	464,793
Wisconsin (State of) Health & Educational Facilities Authority (Aurora Health Care, Inc.); Series 2009 B, RB (c)(d)	5.13%	08/15/16	1,100	1,213,927
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.63%	02/15/39	1,340	1,448,004
Wisconsin (State of) Housing & Economic Development Authority;
Series 2008 A, Home Ownership RB (b)(e)	5.30%	09/01/23	3,100	3,244,243
Series 2008 A, Home Ownership RB (b)(e)	5.50%	09/01/28	745	767,678
Wisconsin (State of); Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/25	1,125	1,270,530

				8,931,405

Wyoming—0.80%
Sweetwater (County of) (FMC Corp.); Series 2005, Ref. Solid Waste Disposal RB (e)	5.60%	12/01/35	2,790	2,776,496
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/26	1,350	1,467,180

				4,243,676

TOTAL INVESTMENTS(j)—168.22% (Cost $865,342,943)				894,576,021

FLOATING RATE NOTE OBLIGATIONS—(18.96)%
Notes with interest rates ranging from 0.14% to 0.29% at 11/30/11, and contractual maturities of collateral ranging from 09/01/23 to 10/01/41 (See Note 1F)(k)				(100,815,000)

OTHER ASSETS LESS LIABILITIES—2.08%				11,034,188

PREFERRED SHARES—(51.34)%				(273,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$531,795,209

Investment Abbreviations:

AGC	—Assured Guaranty Corp.

AGM	—Assured Guaranty Municipal Corp.

AMBAC	—American Municipal Bond Assurance Corp.

BHAC	—Berkshire Hathaway Assurance Corp.

CAB	—Capital Appreciation Bonds

CEP	—Credit Enhancement Provider

Conv.	—Convertible

COP	—Certificates of Participation

CR	—Custodial Receipts

Ctfs.	—Certificates

GNMA	—Government National Mortgage Association

GO	—General Obligation

IDR	—Industrial Development Revenue Bonds

INS	—Insurer

MFH	—Multi-Family Housing

NATL	—National Public Finance Guarantee Corp.

PCR	—Pollution Control Revenue Bonds

PILOT	—Payment-in-Lieu-of-Tax

Radian	—Radian Asset Assurance, Inc.

RB	—Revenue Bonds

Ref.	—Refunding

Sec.	—Secured

SGI	—Syncora Guarantee, Inc.

SFH	—Single Family Housing

Sr.	—Senior

Sub.	—Subordinated

TEMPS	—Tax-Exempt Mandatory Paydown Securities
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1F.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Security subject to the alternative minimum tax.

(f)	Zero coupon bond issued at a discount.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $4,292,672, which represented 0.81% of the Trust’s Net Assets.

(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $1,545,863, which represented 0.29% of the Trust’s Net Assets

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

National Public Finance Guarantee Corp.	13.3%
Assured Guaranty Municipal Corp.	9.9
Assured Guaranty Corp.	8.6
American Municipal Bond Assurance Corp.	6.8

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $180,568,789 are held by Dealer Trusts and serve as collateral for the $100,815,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen Advantage Municipal Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Van Kampen Advantage Municipal Income Trust II

D.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
E.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Trust may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Trust on such interests or securities in connection with such transactions prior to the date the Trust actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Trust will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

F.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
Invesco Van Kampen Advantage Municipal Income Trust II

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$894,576,021	$—	$894,576,021
NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $104,065,003 and $91,190,130, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$44,038,200
Aggregate unrealized (depreciation) of investment securities	(13,517,875)

Net unrealized appreciation of investment securities	$30,520,325

Cost of investments for tax purposes is $864,055,696.
Invesco Van Kampen Advantage Municipal Income Trust II

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen Advantage Municipal Income Trust II

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows Colin Meadows
Principal Executive Officer

Date:	January 27, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.